Summary of Significant Accounting Policies (Details) - Schedule of PRC - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total	$ 370,325	$ 346,699	$ 287,464
Fujian [Member]
Variable Interest Entity [Line Items]
Total	218,523	197,647	154,155
Guangdong [Member]
Variable Interest Entity [Line Items]
Total	17,848	22,447	28,622
Beijing [Member]
Variable Interest Entity [Line Items]
Total	36,958	36,365	24,362
Shandong [Member]
Variable Interest Entity [Line Items]
Total	14,159	12,069	12,858
Liaoning [Member]
Variable Interest Entity [Line Items]
Total	7,815	7,698	10,507
Jiangsu [Member]
Variable Interest Entity [Line Items]
Total	6,556	7,926	9,039
Zhejiang [Member]
Variable Interest Entity [Line Items]
Total	15,782	11,466	8,681
Others [Member]
Variable Interest Entity [Line Items]
Total	$ 52,884	$ 51,081	$ 39,240